SUPPLEMENT DATED FEBRUARY 13, 2023 TO THE CURRENT
STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco American Value Fund
Invesco Global Growth Fund
(the "Funds”)
This supplement amends the Statements of Additional Information for the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statements of Additional Information and retain it for future reference.
As of February 13, 2023, the following Funds are no longer included in the Statements of Additional Information:
Invesco American Value Fund
Invesco Global Growth Fund
MRGR-SAI-SUP 021323